the

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 51.2%
	FIXED INCOME - 51.2%
600,000	iShares 0-5 Year High Yield Corporate Bond ETF			$ 25,008,000
2,750,000	iShares Broad USD High Yield Corporate Bond ETF			97,735,000
765,000	iShares iBoxx High Yield Corporate Bond ETF(a)			57,757,500
835,000	SPDR Bloomberg High Yield Bond ETF			77,446,250
600,000	SPDR Bloomberg Short Term High Yield Bond ETF			14,898,000
200,000	VanEck Fallen Angel High Yield Bond ETF			5,578,000
300,000	Xtrackers USD High Yield Corporate Bond ETF			10,407,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $284,793,421)			288,829,750

	OPEN END FUNDS — 31.1%
	FIXED INCOME - 31.1%
10,959,592	BlackRock High Yield Bond Portfolio, Institutional Class			74,963,611
4,012,841	JPMorgan High Yield Fund, Class I			25,040,128
3,246,753	PIMCO High Yield Fund, Institutional Class			25,064,935
5,555,556	TIAA-CREF Core Bond Fund, Institutional Class			50,166,667
	TOTAL OPEN END FUNDS (Cost $175,000,000)			175,235,341

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 17.0%
	AEROSPACE & DEFENSE — 0.6%
750,000	Bombardier, Inc.(b)	7.8750	04/15/27	748,217
800,000	Rolls-Royce PLC(b)	5.7500	10/15/27	789,367
1,000,000	TransDigm, Inc.(b)	6.2500	03/15/26	996,162
750,000	TransDigm, Inc.(b)	6.7500	08/15/28	753,151
				3,286,897
	AUTOMOTIVE — 0.8%
500,000	Ford Motor Company	3.2500	02/12/32	395,563
1,000,000	Ford Motor Credit Co LLC	3.3750	11/13/25	935,852
750,000	Ford Motor Credit Company, LLC	7.3500	11/04/27	770,396

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0% (Continued)
	AUTOMOTIVE — 0.8% (Continued)
2,000,000	Mercedes-Benz Finance North America, LLC	8.5000	01/18/31	$ 2,474,220
				4,576,031
	BANKING — 1.0%
1,000,000	Bank of America Corporation	7.7500	05/14/38	1,198,027
1,000,000	Barclays PLC(c)	7.4370	11/02/33	1,090,212
1,000,000	Citigroup, Inc.	8.1250	07/15/39	1,269,682
750,000	HSBC Holdings PLC(c)	8.1130	11/03/33	831,107
1,000,000	Lloyds Banking Group PLC(c)	7.9530	11/15/33	1,090,490
				5,479,518
	BEVERAGES — 0.7%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.	8.2000	01/15/39	2,591,141
1,000,000	PepsiCo, Inc.	7.0000	03/01/29	1,120,226
				3,711,367
	BIOTECH & PHARMA — 0.4%
500,000	Bausch Health Companies, Inc.(b)	5.5000	11/01/25	450,132
1,250,000	Jazz Securities DAC(b)	4.3750	01/15/29	1,113,172
500,000	Organon Finance 1, LLC(b)	5.1250	04/30/31	424,316
				1,987,620
	CABLE & SATELLITE — 0.9%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	5.1250	05/01/27	939,093
1,750,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.7500	03/01/30	1,518,681
1,250,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.(b)	5.8750	08/15/27	1,128,785
1,250,000	DISH Network Corporation(b)	11.7500	11/15/27	1,261,208
1,000,000	Sirius XM Radio, Inc.(b)	4.0000	07/15/28	871,018
				5,718,785
	CHEMICALS — 0.2%
550,000	Tronox, Inc.(b)	4.6250	03/15/29	456,939
600,000	WR Grace Holdings, LLC(b)	5.6250	08/15/29	507,000
				963,939
	COMMERCIAL SUPPORT SERVICES — 0.1%
800,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(b)	6.6250	07/15/26	764,565

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0% (Continued)
	CONTAINERS & PACKAGING — 0.1%
500,000	Mauser Packaging Solutions Holding Company(b)	7.8750	08/15/26	$ 497,618

	DIVERSIFIED INDUSTRIALS — 0.4%
2,000,000	General Electric Company	6.7500	03/15/32	2,245,571

	ELECTRIC UTILITIES — 0.8%
1,000,000	Appalachian Power Company	7.0000	04/01/38	1,124,366
600,000	Calpine Corporation(b)	5.1250	03/15/28	544,715
1,000,000	Dominion Energy, Inc.	7.0000	06/15/38	1,102,686
700,000	FirstEnergy Corporation	4.1500	07/15/27	661,972
190,000	PG&E Corporation	5.0000	07/01/28	175,956
750,000	Progress Energy, Inc.	7.7500	03/01/31	846,734
				4,456,429
	ELECTRICAL EQUIPMENT — 0.2%
1,000,000	WESCO Distribution, Inc.(b)	7.1250	06/15/25	1,012,395

	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation	4.2500	09/15/28	374,446

	FOOD — 0.1%
750,000	Kraft Heinz Foods Company	6.8750	01/26/39	841,804

	HEALTH CARE FACILITIES & SERVICES — 0.5%
400,000	CHS/Community Health Systems, Inc.(b)	8.0000	03/15/26	393,148
1,000,000	DaVita, Inc.(b)	4.6250	06/01/30	852,502
500,000	Providence Service Corporation (The)(b)	5.8750	11/15/25	464,330
1,000,000	Tenet Healthcare Corporation	6.1250	10/01/28	953,490
				2,663,470
	HOME & OFFICE PRODUCTS — 0.1%
750,000	Newell Brands, Inc.	4.4500	04/01/26	710,811

	INDUSTRIAL SUPPORT SERVICES — 0.2%
650,000	United Rentals North America, Inc.	3.8750	11/15/27	603,934
750,000	United Rentals North America, Inc.	5.2500	01/15/30	715,138
				1,319,072

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
150,000	Coinbase Global, Inc.(b)	3.3750	10/01/28	$ 105,175
3,000,000	Goldman Sachs Group, Inc. (The)	6.7500	10/01/37	3,250,251
				3,355,426
	INSURANCE — 0.5%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)	6.7500	10/15/27	284,524
550,000	Genworth Holdings, Inc.	6.5000	06/15/34	483,442
1,700,000	MetLife, Inc.	10.7500	08/01/39	2,200,407
				2,968,373
	INTERNET MEDIA & SERVICES — 0.3%
500,000	Netflix, Inc.	5.8750	11/15/28	516,457
1,000,000	Uber Technologies, Inc.(b)	4.5000	08/15/29	926,295
				1,442,752
	LEISURE FACILITIES & SERVICES — 1.5%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)	3.8750	01/15/28	458,343
1,000,000	Caesars Entertainment, Inc.(b)	6.2500	07/01/25	995,511
1,000,000	Caesars Entertainment, Inc.(b)	8.1250	07/01/27	1,026,619
500,000	Carnival Corporation(b)	6.0000	05/01/29	449,898
1,000,000	Carnival Holdings Bermuda Ltd.(b)	10.3750	05/01/28	1,092,309
800,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	773,832
700,000	Las Vegas Sands Corporation	3.9000	08/08/29	626,903
700,000	Live Nation Entertainment, Inc.(b)	6.5000	05/15/27	704,267
300,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	284,156
276,000	Royal Caribbean Cruises Ltd.(b)	11.5000	06/01/25	292,694
700,000	Sands China Ltd.	5.1250	08/08/25	685,961
850,000	Wynn Macau Ltd.(b)	5.6250	08/26/28	756,500
				8,146,993
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.	3.7500	03/01/31	513,540

	MEDICAL EQUIPMENT & DEVICES — 0.4%
950,000	Boston Scientific Corporation	7.3750	01/15/40	1,118,972
750,000	Koninklijke Philips N.V.	6.8750	03/11/38	827,848

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.4% (Continued)
1,000,000	Mozart Debt Merger Sub, Inc.(b)	3.8750	04/01/29	$ 876,457
				2,823,277
	METALS & MINING — 0.5%
400,000	Arconic Corporation(b)	6.1250	02/15/28	410,933
500,000	Cleveland-Cliffs, Inc.(b)	6.7500	03/15/26	503,804
500,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	430,585
500,000	Novelis Corporation(b)	4.7500	01/30/30	449,820
1,000,000	Vale Overseas Ltd.	8.2500	01/17/34	1,166,046
				2,961,188
	OIL & GAS PRODUCERS — 1.8%
500,000	Apache Corporation	5.1000	09/01/40	425,138
400,000	Cheniere Energy, Inc.	4.6250	10/15/28	376,870
900,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	895,980
500,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	455,272
500,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	459,387
1,250,000	NGL Energy Operating, LLC / NGL Energy Finance Corporation(b)	7.5000	02/01/26	1,239,653
750,000	Occidental Petroleum Corporation	6.1250	01/01/31	768,188
1,000,000	Occidental Petroleum Corporation	6.4500	09/15/36	1,050,750
650,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	614,393
600,000	Southwestern Energy Company	4.7500	02/01/32	533,650
2,000,000	Tosco Corporation	8.1250	02/15/30	2,325,636
1,250,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	1,269,741
				10,414,658
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
1,000,000	Transocean, Inc.(b)	8.7500	02/15/30	1,036,200
500,000	Weatherford International Ltd.(b)	8.6250	04/30/30	512,928
				1,549,128
	PUBLISHING & BROADCASTING — 0.1%
700,000	News Corporation(b)	3.8750	05/15/29	618,786

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
500,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	452,438
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	288,528
750,000	Simon Property Group, L.P.	6.7500	02/01/40	815,457

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.4% (Continued)
500,000	Uniti Group, L.P. / Uniti Group Finance, Inc. /CSL Capital, LLC(b)	10.5000	02/15/28	$ 496,527
				2,052,950
	RETAIL - DISCRETIONARY — 0.3%
650,000	Macy's Retail Holdings, LLC(b)	5.8750	03/15/30	587,243
300,000	Nordstrom, Inc.	6.9500	03/15/28	297,291
1,000,000	Staples, Inc.(b)	7.5000	04/15/26	827,275
				1,711,809
	SOFTWARE — 0.5%
3,000,000	Microsoft Corporation	2.9210	03/17/52	2,190,238
500,000	Minerva Merger Sub, Inc.(b)	6.5000	02/15/30	424,266
750,000	Picard Midco, Inc.(b)	6.5000	03/31/29	674,053
				3,288,557
	SPECIALTY FINANCE — 0.5%
550,000	Ally Financial, Inc.	5.7500	11/20/25	533,609
350,000	Global Aircraft Leasing Company Ltd.(b)	6.5000	09/15/24	329,579
500,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	453,300
200,000	Navient Corporation	5.5000	03/15/29	173,092
600,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.(b)	3.8750	03/01/31	494,040
800,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	710,820
				2,694,440
	TECHNOLOGY HARDWARE — 0.5%
750,000	CommScope, Inc.(b)	6.0000	03/01/26	689,183
750,000	Dell International, LLC / EMC Corporation	8.1000	07/15/36	872,872
500,000	Seagate HDD Cayman(b)	9.6250	12/01/32	553,522
500,000	Xerox Holdings Corporation(b)	5.5000	08/15/28	439,262
				2,554,839
	TECHNOLOGY SERVICES — 0.2%
500,000	Block, Inc.	3.5000	06/01/31	419,294
500,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	460,613
				879,907
	TELECOMMUNICATIONS — 0.9%
2,000,000	Deutsche Telekom International Finance BV	9.2500	06/01/32	2,543,300
1,250,000	Intelsat Jackson Holdings S.A.(b)	6.5000	03/15/30	1,144,970

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0% (Continued)
	TELECOMMUNICATIONS — 0.9% (Continued)
1,000,000	Sprint Capital Corporation	8.7500	03/15/32	$ 1,207,358
				4,895,628
	TRANSPORTATION & LOGISTICS — 0.4%
916,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	903,849
750,000	Canadian Pacific Railway Company	7.1250	10/15/31	840,882
400,000	Delta Air Lines, Inc.	3.7500	10/28/29	362,062
300,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.(b)	5.7500	01/20/26	283,120
				2,389,913

	TOTAL CORPORATE BONDS (Cost $96,152,341)			95,872,502
Shares
	SHORT-TERM INVESTMENTS — 10.4%
	COLLATERAL FOR SECURITIES LOANED - 10.4%
58,713,400	State Street Institutional US Government Money Market Fund, Institutional Class, 5.32% (Cost $58,713,400)(c),(d)			58,713,400

	TOTAL INVESTMENTS – 109.7% (Cost $614,659,162)			$ 618,650,993
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.7)%			(54,592,170)
	NET ASSETS - 100.0%			$ 564,058,823

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2023 was $57,682,000.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 43,720,243 or 7.8% of net assets.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2023. Total collateral had a value of $58,713,400 at July 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2023.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 99.6%
EQUITY - 99.6%
1,068,300	Vanguard FTSE Developed Markets ETF					$ 50,883,129
TOTAL EXCHANGE-TRADED FUNDS (Cost $45,543,533)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.2%
223	CME E-Mini Standard & Poor’s 500 Index Future	EDF	09/15/2023	$ 4,150	$ 51,451,675	$ 94,775
TOTAL FUTURE OPTIONS PURCHASED (Cost - $156,100)

	TOTAL INVESTMENTS – 99.8% (Cost $45,699,633)					$ 50,977,904
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%					130,294
	NET ASSETS - 100.0%					$ 51,108,198

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 140.2%
	U.S. TREASURY BILLS — 140.2%
82,000,000	United States Treasury Bill(a)			5.085	08/01/23	$ 82,000,000
88,000,000	United States Treasury Bill(a)			5.275	09/05/23	87,560,244
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $169,560,244)					169,560,244

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
524	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/15/2023	$ 4,150	$ 120,899,900	$ 222,700
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $366,800)

	TOTAL INVESTMENTS - 140.4% (Cost $169,927,044)					$ 169,782,944
	LIABILITIES IN EXCESS OF OTHER ASSETS - (40.4)%					(48,782,883)
	NET ASSETS - 100.0%					$ 121,000,061

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
112	CME E-Mini NASDAQ 100 Index Future		EDF	09/15/2023	$ 35,520,800	$ 1,793,181
360	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/15/2023	83,061,000	3,795,612
	TOTAL FUTURES CONTRACTS					$ 5,588,793

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 145.0%
	U.S. TREASURY BILLS — 145.0%
52,000,000	United States Treasury Bill(a)			5.085	08/01/23	$ 52,000,000
52,000,000	United States Treasury Bill(a)			5.275	09/05/23	51,740,144
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $103,740,144)					103,740,144

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
707	CME E-Mini Russell 2000 Index Future	EDF	09/15/2023	$ 1,700	$ 71,180,760	$ 113,120
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $194,367)

	TOTAL INVESTMENTS – 145.2% (Cost $103,934,511)					$ 103,853,264
	LIABILITIES IN EXCESS OF OTHER ASSETS - (45.2)%					(32,321,236)
	NET ASSETS - 100.0%					$ 71,532,028

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
357	CME E-mini Russell 2000 Index Future		EDF	09/15/2023	$ 35,942,760	$ 2,124,006
130	CME E-Mini Standard & Poor's MidCap 400 Index Future		EDF	09/15/2023	35,664,200	2,069,908
	TOTAL FUTURES CONTRACTS					$ 4,193,914

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 31.7%
	FIXED INCOME - 31.7%
115,000	iShares iBoxx High Yield Corporate Bond ETF(a)			$ 8,682,500
88,000	SPDR Bloomberg High Yield Bond ETF			8,162,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,618,976)			16,844,500

	OPEN END FUNDS — 18.8%
	FIXED INCOME - 18.8%
732,064	BlackRock High Yield Bond Portfolio, Institutional Class			5,007,321
555,556	TIAA-CREF Core Bond Fund, Institutional Class			5,016,666
	TOTAL OPEN END FUNDS (Cost $10,000,000)			10,023,987

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 96.6%
	U.S. TREASURY BILLS — 96.6%
26,000,000	United States Treasury Bill(b)	5.085	08/01/23	26,000,000
25,500,000	United States Treasury Bill(b)	5.275	09/05/23	25,372,571
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $51,372,571)			51,372,571

Shares
	SHORT-TERM INVESTMENTS — 16.3%
	COLLATERAL FOR SECURITIES LOANED - 16.3%
8,689,700	State Street Institutional US Government Money Market Fund, Institutional Class, 5.32% (Cost $8,689,700)(c),(d)			8,689,700

	TOTAL INVESTMENTS – 163.4% (Cost $86,681,247)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (63.4)%			$ 86,930,758
	NET ASSETS - 100.0%			(33,738,100)
				$ 53,192,658

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2023 was $8,531,500.
(b)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2023.
(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2023. Total collateral had a value of $8,689,700 at July 31, 2023.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 30.1%
	EQUITY - 30.1%
626,200	Vanguard FTSE Developed Markets ETF					$ 29,825,906
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,480,336)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
505	CME E-Mini Russell 2000 Index Future	EDF	09/15/2023	$ 1,700	$ 50,843,400	$ 80,800
219	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/15/2023	4,150	50,528,775	93,075
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $292,133)					173,875

	TOTAL INVESTMENTS – 30.3% (Cost $26,772,469)					$ 29,999,781
	OTHER ASSETS IN EXCESS OF LIABILITIES - 69.7%					69,001,533
	NET ASSETS - 100.0%					$ 99,001,314

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
19	CME E-Mini NASDAQ 100 Index Future		EDF	09/15/2023	$ 6,025,850	$ 331,611
247	CME E-Mini Russell 2000 Index Future		EDF	09/15/2023	24,867,960	1,463,226
60	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/15/2023	13,843,500	679,597
90	CME E-Mini Standard & Poor's MidCap 400 Index Future		EDF	09/15/2023	24,690,600	1,456,952
	TOTAL FUTURES CONTRACTS					$ 3,931,386

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.